INCOME TAX, Income Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax expense (income) [Abstract]
Current income tax credit (expense)	€ (82.6)	€ (333.6)	€ (166.7)
Deferred income tax credit (expense)	(30.8)	148.4	(23.7)
Income tax credit (expense) as recognized in the combined statement of income	(113.4)	(185.2)	(190.4)
Deferred income tax related to items booked directly to opening equity	14.9	15.1	5.3
Deferred income tax related to items booked directly to opening equity - other	(7.7)	0.0	0.0
Deferred income tax related to items booked to equity during the year	(1.8)	(0.2)	9.8
Income tax credit (expense) as recognized in combined statement of other comprehensive income	€ 5.4	€ 14.9	€ 15.1
France [Member]
Tax rate [Abstract]
statutory tax rate	32.02%	34.43%	34.43%